Share-Based Compensation (Narrative) (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended
	Jul. 29, 2019	Aug. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Jul. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in usd per share)			$ 0.01		$ 0.01		$ 0.01
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, issued for services (in shares)			0	0	0	0
Amended and Restated RSP | Unvested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Benchmark for RSP issuance (in shares)		$ 30,000
Amended and Restated RSP | Unvested Restricted Stock | Chairman
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share vesting period		7 years
Granted (in shares)		300,000
Amended and Restated RSP | Unvested Restricted Stock | Independent Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share vesting period		5 years
Granted (in shares)		25,000
Restricted Share Plan | Unvested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum authorized amount as a percentage of shares authorized					5.00%
Number of shares authorized (in shares)			3,400,000		3,400,000
Shares granted automatically upon election to board of directors, in shares								1,333
Restricted share vesting period					5 years
Granted (in shares)					15,000
Nonvested awards, compensation cost not yet recognized			$ 5,900,000		$ 5,900,000
Nonvested awards, compensation cost not yet recognized, period for recognition					4 years 4 months 24 days
Share-based Payment Arrangement, Expense			$ 300,000	$ 282,000	$ 1,000,000.0	$ 921,000
Restricted Share Plan | Unvested Restricted Stock | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	15,000
Common stock, par value (in usd per share)	$ 0.01